Schedule of Investments (unaudited)	iShares® MSCI New Zealand ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.3%
Air New Zealand Ltd.(a)	1,801,296	$2,176,866

Construction Materials — 4.7%
Fletcher Building Ltd.	1,398,182	7,533,494

Diversified Telecommunication Services — 12.1%
Chorus Ltd.	1,120,089	5,101,447
Spark New Zealand Ltd.	4,372,487	14,343,231
		19,444,678
Electric Utilities — 16.4%
Contact Energy Ltd.	1,339,311	7,635,801
Genesis Energy Ltd.	1,455,161	3,624,536
Infratil Ltd.	1,403,968	7,753,460
Mercury NZ Ltd.	1,563,558	7,418,375
		26,432,172
Equity Real Estate Investment Trusts (REITs) — 9.2%
Argosy Property Ltd.	2,496,398	2,764,096
Goodman Property Trust	2,910,764	4,751,003
Kiwi Property Group Ltd.	4,290,302	3,804,737
Precinct Properties New Zealand Ltd.	3,048,948	3,486,984
		14,806,820
Food Products — 5.1%
a2 Milk Co. Ltd. (The)(a)(b)	1,756,695	7,458,074
Synlait Milk Ltd.(a)(b)	375,360	815,732
		8,273,806
Health Care Equipment & Supplies — 18.0%
Fisher & Paykel Healthcare Corp. Ltd.	1,343,111	28,994,686

Health Care Providers & Services — 8.7%
Oceania Healthcare Ltd.	2,096,811	2,125,693
Ryman Healthcare Ltd.	701,984	6,657,713
Summerset Group Holdings Ltd.	569,633	5,159,641
		13,943,047
Hotels, Restaurants & Leisure — 4.1%
Restaurant Brands New Zealand Ltd.(a)	134,346	1,329,395
SKYCITY Entertainment Group Ltd.(a)	1,999,258	5,221,608
		6,551,003

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 6.6%
Meridian Energy Ltd.	2,829,347	$10,707,763

IT Services — 2.1%
Pushpay Holdings Ltd.(a)	2,680,913	3,319,244

Oil, Gas & Consumable Fuels — 1.7%
Z Energy Ltd.	1,459,440	2,735,772

Transportation Infrastructure — 9.7%
Auckland International Airport Ltd.(a)	2,954,883	15,581,820

Total Common Stocks — 99.7%
(Cost: $161,583,698)		160,501,171

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	3,726,110	3,728,346
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	60,000	60,000
		3,788,346
Total Short-Term Investments — 2.4%
(Cost: $3,788,315)		3,788,346

Total Investments in Securities — 102.1%
(Cost: $165,372,013)		164,289,517

Other Assets, Less Liabilities — (2.1)%.		(3,368,845)

Net Assets — 100.0%.		$160,920,672

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

												Capital
												Gain
							Change in					Distributions
							Unrealized		Shares			from
	Value at	Purchases		Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/20	at Cost		from Sales		Gain (Loss)	(Depreciation)	05/31/21	05/31/21	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,730,086	(a)	$—		$(1,771)	$31	$3,728,346	3,726,110	$9,956	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,000	—		(8,000	)(a)	—	—	60,000	60,000	53		—
						$1,771	$31	$3,788,346		$10,009		—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI New Zealand ETF
May 31, 2021

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
ASX SPI 200 Index	3	06/17/21	$414	$9,589

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,145,127	$158,356,044	$—	$160,501,171
Money Market Funds	3,788,346	—	—	3,788,346
	$5,933,473	$158,356,044	$—	$164,289,517
Derivative financial instruments(a)
Assets
Futures Contracts	$9,589	$—	$—	$9,589

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.